Reserves - Summary of Reserves (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of reserves within equity [line items]
Beginning balance	€ 4,195	€ 3,823		€ 4,592
Exchange differences on translation of foreign operations	98	(14)		8
Changes in the fair value of equity investments at fair value through other comprehensive income	(10,595)	0	[1]	0	[1]
Income tax related to these items	328
Reclassification	(886)	386		(777)
Ending balance	(6,860)	4,195		3,823
Legal reserve for capitalized development costs
Disclosure of reserves within equity [line items]
Beginning balance	4,198	3,812		4,589
Reclassification	(886)	386		(777)
Ending balance	3,312	4,198		3,812
Foreign currency translation reserve
Disclosure of reserves within equity [line items]
Beginning balance	(3)	11		3
Exchange differences on translation of foreign operations	98	(14)		8
Reclassification	0	0		0
Ending balance	95	(3)		11
Reserve for financial assets at FVOCI
Disclosure of reserves within equity [line items]
Beginning balance	0	0		0
Changes in the fair value of equity investments at fair value through other comprehensive income	(10,595)
Income tax related to these items	328
Ending balance	€ (10,267)	€ 0		€ 0

[1]	Refer to Note 2.7.24 for details regarding the restatement of comparative figures as a result of changes in accounting policies